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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BHR Capital LLC
Address:  545 Madison Avenue, 10th Floor, New York, NY, 10022

Form 13F File Number: 28-14334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael N. Thompson
Title:  Managing Partner
Phone:  (212) 378-0830

Signature, Place, and Date of Signing:

/s/ Michael N. Thompson           New York, NY         5/12/11
         (Name)                   (City, State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  44 items

Form 13F Information Table Value Total:  $711,416 (thousands)

List of Other Included Managers:         Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

Column 1                         Column 2     Column 3  Column 4      Column 5      Column 6  Column 7 Column 8
--------                      ----------      --------- --------- ---------------- ---------- -------- ---------
                                  Title                                            Investment  Other
Name of Issuer                   of Class      CUSIP    (x$1000)  Quantity  SH/PRN Discretion Manager    Sole
--------------                ----------      --------- --------- --------- ------ ---------- -------- ---------
3M CO                               COM       88579Y101 14,025.00   150,000  SH       Sole               150,000
ALPHA NATURAL RESOURCES INC         COM       02076X102    439.34     7,400  SH       Sole                 7,400
ARCH COAL INC                       COM       039380100    425.27    11,800  SH       Sole                11,800
BHP BILLITON LTD               SPONSORED ADR  088606108    441.05     4,600  SH       Sole                 4,600
BLUEGREEN CORP                      COM       096231105  5,921.45 1,440,741  SH       Sole             1,440,741
CAPITALSOURCE INC             NOTE 7.250% 7/1 14055XAG7  5,175.00 5,000,000  PRN      Sole             5,000,000
CAPITALSOURCE INC                   COM       14055X102  8,413.26 1,195,065  SH       Sole             1,195,065
CENTRAL PAC FINL CORP             COM NEW     154760409 10,500.00 1,050,000  SH       Sole             1,050,000
CHESAPEAKE ENERGY CORP              COM       165167107    368.72    11,000  SH       Sole                11,000
CHEVRON CORP NEW                    COM       166764100    451.21     4,200  SH       Sole                 4,200
EARTHLINK INC                       COM       270321102 10,201.71 1,302,900  SH       Sole             1,302,900
EXXON MOBIL CORP                    COM       30231G102  8,791.59   104,500  SH       Sole               104,500
FREEPORT-MCMORAN COPPER & GO        COM       35671D857    444.40     8,000  SH       Sole                 8,000
GENERAL MTRS CO COM                 COM       37045V100  7,683.71   247,622  SH       Sole               247,622
GOLDCORP INC NEW                    COM       380956409    423.30     8,500  SH       Sole                 8,500
HOLLY CORP                     COM PAR $0.01  435758305    486.08     8,000  SH       Sole                 8,000
JOHNSON & JOHNSON                   COM       478160104 15,108.75   255,000  SH       Sole               255,000
JPMORGAN CHASE & CO                 COM       46625H100 13,830.00   300,000  SH       Sole               300,000
KKR FINANCIAL HLDGS LLC             COM       48248A306 40,546.42 4,141,616  SH       Sole             4,141,616
LEAP WIRELESS INTL INC            COM NEW     521863308 25,498.71 1,646,140  SH       Sole             1,646,140
LYONDELLBASELL INDUSTRIES N      SHS - A -    N53745100 62,397.20 1,577,679  SH       Sole             1,577,679
MEDCO HEALTH SOLUTIONS INC          COM       58405U102 32,292.00   575,000  SH       Sole               575,000
METHANEX CORP                       COM       59151K108 15,162.17   485,500  SH       Sole               485,500
NASDAQ OMX GROUP INC                COM       631103108 25,517.00   987,500  SH       Sole               987,500
NATIONAL OILWELL VARCO INC          COM       637071101    428.06     5,400  SH       Sole                 5,400
PARKER DRILLING CO                  COM       701081101    509.27    73,700  SH       Sole                73,700
PEABODY ENERGY CORP                 COM       704549104    453.35     6,300  SH       Sole                 6,300

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
PEOPLES UNITED FINANCIAL INC       COM      712704105   6,290.00    500,000 SH  Sole       500,000
PROCTER & GAMBLE CO                COM      742718109  14,784.00    240,000 SH  Sole       240,000
RIO TINTO PLC                 SPONSORED ADR 767204100     419.61      5,900 SH  Sole         5,900
ROWAN COS INC                      COM      779382100  18,467.24    418,000 SH  Sole       418,000
SCHLUMBERGER LTD                   COM      806857108     447.65      4,800 SH  Sole         4,800
SEADRILL LIMITED                   SHS      G7945E105     407.59     11,300 SH  Sole        11,300
SEAGATE TECHNOLOGY PLC             SHS      G7945M107  29,529.73  2,050,676 SH  Sole     2,050,676
SIX FLAGS ENTMT CORP NEW           COM      83001A102 281,236.46  3,906,062 SH  Sole     3,906,062
SOUTHERN COPPER CORP               COM      84265V105     237.59      5,900 SH  Sole         5,900
SUNCOR ENERGY INC NEW              COM      867224107     363.20      8,100 SH  Sole         8,100
SUNOCO INC                         COM      86764P109     414.87      9,100 SH  Sole         9,100
TFS FINL CORP                      COM      87240R107   8,545.28    804,640 SH  Sole       804,640
TIM PARTICIPACOES S A         SPONS ADR PFD 88706P106   9,655.38    221,200 SH  Sole       221,200
TRANSOCEAN LTD                   REG SHS    H8817H100     413.14      5,300 SH  Sole         5,300
VALE SA-SP ADR                SPONSORED ADR 91912E105     423.55     12,700 SH  Sole        12,700
WEATHERFORD INTERNATIONAL LT     REG SHS    H27013103     472.34     20,900 SH  Sole        20,900
WESTERN DIGITAL CORP               COM      958102105  33,374.55    895,000 SH  Sole       895,000
                                                      711,416.17 29,727,741             29,727,741